Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Green Tree Acquisition [Member]	Reverse Mortgage Solutions, Inc. [Member]	Common Stock [Member]	Common Stock [Member] Green Tree Acquisition [Member]	Common Stock [Member] Reverse Mortgage Solutions, Inc. [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Green Tree Acquisition [Member]	Additional Paid-In Capital [Member] Reverse Mortgage Solutions, Inc. [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Beginning balance at Dec. 31, 2010	$ 555,488			$ 258			$ 127,143			$ 426,836	$ 1,251
Beginning balance, shares at Dec. 31, 2010				25,785,693
Net income (loss)	(66,397)									(66,397)
Other comprehensive income (loss), net of tax	(835)										(835)
Dividends and dividend equivalents declared	5,580			2			5,578
Dividends and dividend equivalents declared, retained earnings										(6,200)
Dividends and dividend equivalents declared, total	(620)
Dividends and dividend equivalents declared, shares				219,361
Shares issued for acquisition		40,220			18			40,202
Shares issued for acquisition, shares					1,812,532
Share-based compensation	5,179						5,179
Excess tax benefit on share-based compensation	316						316
Issuance of shares under incentive plans	181			1			180
Issuance of shares under incentive plans, shares				57,572
Ending balance at Dec. 31, 2011	533,532			279			178,598			354,239	416
Ending balance, shares at Dec. 31, 2011				27,875,158
Net income (loss)	(22,134)									(22,134)
Other comprehensive income (loss), net of tax	77										77
Secondary offering, net of issuance costs	276,013			69			275,944
Secondary offering, net of issuance costs, shares				6,900,000
Equity portion of Convertible Notes, net of issuance costs	48,697						48,697
Shares issued for acquisition			41,346			9			41,337
Shares issued for acquisition, shares						891,265
Share-based compensation	14,206						14,206
Excess tax benefit on share-based compensation	2,376						2,376
Issuance of shares under incentive plans	815			10			805
Issuance of shares under incentive plans, shares				1,021,362
Ending balance at Dec. 31, 2012	894,928			367			561,963			332,105	493
Ending balance, shares at Dec. 31, 2012	36,687,785			36,687,785
Net income (loss)	253,467									253,467
Other comprehensive income (loss), net of tax	5										5
Share-based compensation	13,011						13,011
Excess tax benefit on share-based compensation	2,705						2,705
Issuance of shares under incentive plans	2,900			7			2,893
Issuance of shares under incentive plans, shares				689,489
Ending balance at Dec. 31, 2013	1,167,016			374			580,572			585,572	498
Ending balance, shares at Dec. 31, 2013	37,377,274			37,377,274
Net income (loss)	4,448			0			0			4,448	0
Other comprehensive income (loss), net of tax	9			0			0			0	9
Share-based compensation	8,301			0			8,301			0	0
Excess tax benefit on share-based compensation	55			0			55			0	0
Issuance of shares under incentive plans	5,360			3			5,357			0	0
Issuance of shares under incentive plans, shares				327,256
Ending balance at Jun. 30, 2014	$ 1,185,189			$ 377			$ 594,285			$ 590,020	$ 507
Ending balance, shares at Jun. 30, 2014	37,704,530			37,704,530